Note 17 - Issuances Of Common Stock In Connection With An Equity Line (Detail) (USD $)	1 Months Ended
	Apr. 30, 2012	Jun. 30, 2012	Jun. 15, 2012	Dec. 31, 2011	Jun. 30, 2008
Stock In Exchange For Line Of Credit (in Dollars)			$ 10,000,000
Stock In Exchange For Line Of Credit Term			30 months
Common Stock, Shares, Issued (in Shares)	407,332	22,754,205		22,059,803	2,250,000
Stock In Exchange For Line Of Credit Minimum Share Price (in Dollars per share)			$ 0.65
Stock Issued During Period, Value, New Issues (in Dollars)	$ 244,399
Maximum [Member]
Common Stock, Shares, Issued (in Shares)			500,000